Commitments and contingencies (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating lease commitments
Rental and bandwith leasing expenses	1,084,264	621,629	419,235
Future minimum lease payments under non-cancelable operating lease agreements with initial terms of one year or more
2015	866,630
2016	398,074
2017	262,590
2018	206,640
2019	181,144
2020 and thereafter	220,362
Total	2,135,440
Office and fulfillment centers rental
Future minimum lease payments under non-cancelable operating lease agreements with initial terms of one year or more
2015	655,815
2016	320,434
2017	191,118
2018	135,168
2019	109,672
2020 and thereafter	176,299
Total	1,588,506
Bandwidth leasing
Future minimum lease payments under non-cancelable operating lease agreements with initial terms of one year or more
2015	210,815
2016	77,640
2017	71,472
2018	71,472
2019	71,472
2020 and thereafter	44,063
Total	546,934